Fair values of financial instruments carried at fair value	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Fair values of financial instruments carried at fair value	12Fair values of financial instruments carried at fair value
Control framework
Fair values are subject to a control framework designed to ensure that they are either determined or validated by a function independent of the risk taker.
Where fair values are determined by reference to externally quoted prices or observable pricing inputs to models, independent price determination or validation is used. For inactive markets, HSBC sources alternative market information, with greater weight given to information that is considered to be more relevant and reliable. Examples of the factors considered are price observability, instrument comparability, consistency of data sources, underlying data accuracy and timing of prices.
For fair values determined using valuation models, the control framework includes development or validation by independent support functions of the model logic, inputs, model outputs and adjustments. Valuation models are subject to a process of due diligence before becoming operational and are calibrated against external market data on an ongoing basis.
Changes in fair value are generally subject to a profit and loss analysis process and are disaggregated into high-level categories including portfolio changes, market movements and other fair value adjustments.
The majority of financial instruments measured at fair value are in GBM. GBM’s fair value governance structure comprises its Finance function,
Valuation Committees and a Valuation Committee Review Group. Finance is responsible for establishing procedures governing valuation and ensuring fair values are in compliance with accounting standards. The fair values are reviewed by the Valuation Committees, which consist of independent support functions. These committees are overseen by the Valuation Committee Review Group, which considers all material subjective valuations.
Financial liabilities measured at fair value
In certain circumstances, HSBC records its own debt in issue at fair value, based on quoted prices in an active market for the specific instrument. When quoted market prices are unavailable, the own debt in issue is valued using valuation techniques, the inputs for which are either based on quoted prices in an inactive market for the instrument or are estimated by comparison with quoted prices in an active market for similar instruments. In both cases, the fair value includes the effect of applying the credit spread that is appropriate to HSBC’s liabilities. The change in fair value of issued debt securities attributable to the Group’s own credit spread is computed as follows: for each security at each reporting date, an externally verifiable price is obtained or a price is derived using credit spreads for similar securities for the same issuer. Then, using discounted cash flow, each security is valued using an appropriate market discount curve. The difference in the valuations is attributable to the Group’s own credit spread. This methodology is applied consistently across all securities.
Structured notes issued and certain other hybrid instruments are reported as financial liabilities designated at fair value. The credit spread applied to these instruments is derived from the spreads at which HSBC issues structured notes.
Gains and losses arising from changes in the credit spread of liabilities issued by HSBC, recorded in other comprehensive income, reverse over the contractual life of the debt, provided that the debt is not repaid at a premium or a discount.
Fair value hierarchy
Fair values of financial assets and liabilities are determined according to the following hierarchy:
–Level 1 – valuation technique using quoted market price. These are financial instruments with quoted prices for identical instruments in active markets that HSBC can access at the measurement date.
–Level 2 – valuation technique using observable inputs. These are financial instruments with quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in inactive markets and financial instruments valued using models where all significant inputs are observable.
–Level 3 – valuation technique with significant unobservable inputs. These are financial instruments valued using valuation techniques where one or more significant inputs are unobservable.

Financial instruments carried at fair value and bases of valuation
	2024				2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	236,593	71,574	6,675	314,842	202,020	82,833	4,306	289,159
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	39,331	56,694	19,744	115,769	27,030	63,825	19,788	110,643
Derivatives	1,859	264,629	2,149	268,637	931	226,714	2,069	229,714
Financial investments	258,371	78,088	2,734	339,193	215,228	76,591	2,618	294,437
Liabilities
Trading liabilities	42,038	23,160	784	65,982	53,354	19,318	478	73,150
Financial liabilities designated at fair value	2,152	127,458	9,117	138,727	1,266	129,232	10,928	141,426
Derivatives	1,088	260,518	2,842	264,448	1,918	230,285	2,569	234,772
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 23.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
	2024				2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	—	—	—	—	2,403	61	—	2,465
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	2,967	9,018	2,575	14,560	—	15	49	64
Derivatives	—	36	—	36	—	528	—	528
Financial investments	2,651	5,345	504	8,500	9,357	—	28	9,385
Liabilities
Trading liabilities	—	—	—	—	1,352	64	—	1,417
Financial liabilities designated at fair value	—	130	—	130	—	2,370	—	2,370
Derivatives	—	19	—	19	—	615	—	615

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2024
Transfers from Level 1 to Level 2	13,511	9,246	1,540	—	191	—	—
Transfers from Level 2 to Level 1	10,752	6,060	3,042	—	159	—	—
At 31 Dec 2023
Transfers from Level 1 to Level 2	13,200	8,066	1,709	—	54	—	—
Transfers from Level 2 to Level 1	9,975	5,758	2,477	—	309	—	—
Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers are primarily attributable to changes in price transparency and in the assessment of observability.
Fair value adjustments
Fair value adjustments take into consideration additional factors not incorporated within the primary product valuation model that would otherwise be considered by a market participant. Adjustments are calculated using model infrastructure including those within primary valuation systems. We classify fair value adjustments as either ‘risk-related’ or ‘model-related’. The majority of these adjustments relate to MSS.
Movements in the amount of fair value adjustments do not necessarily translate in equivalent movements of profits or losses within the income statement, as these movements can be compensated by other related profits or loss effects. For example, as models are enhanced, fair value adjustments may no longer be required. Similarly, fair value adjustments will decrease when the related positions are unwound, but this may not result in profit or loss.

Fair value adjustments
	2024		2023
	GBM	Corporate Centre	GBM	Corporate Centre
	$m	$m	$m	$m
Type of adjustment
Risk-related	634	35	692	41
– bid-offer	366	2	414	—
– uncertainty	98	3	75	3
– credit valuation adjustment	126	27	164	35
– debit valuation adjustment	(24)	—	(54)	—
– funding fair value adjustment	68	3	93	3
Model-related	50	—	63	—
– model limitation	50	—	63	—
Inception profit (Day 1 P&L reserves)	92	—	86	—
At 31 Dec	776	35	841	41
The net reduction in fair value adjustments was predominantly driven by changes to exposure, and tightening of credit and liquidity market spreads.
Bid-offer
IFRS 13 ‘Fair Value Measurement’ requires the use of the price within the bid-offer spread that is most representative of fair value. Valuation models will typically generate mid-market values. The bid-offer adjustment reflects the extent to which bid-offer costs would be incurred if substantially all residual net portfolio market risks were closed using available hedging instruments or by disposing of or unwinding the position.
Uncertainty
Certain model inputs may be less readily determinable from market data and/or the choice of model itself may be more subjective. In these circumstances, an adjustment may be necessary to reflect the likelihood that market participants would adopt more conservative values for uncertain parameters and/or model assumptions than those used in HSBC’s valuation model.
Credit and debit valuation adjustments
The credit valuation adjustment (‘CVA’) is an adjustment to the valuation of over-the-counter (‘OTC’) derivative contracts to reflect the possibility that the counterparty may default and that HSBC may not receive the full market value of the transactions.
The debit valuation adjustment (‘DVA’) is an adjustment to the valuation of OTC derivative contracts to reflect the possibility that HSBC may default, and that it may not pay the full market value of the transactions. The DVA considers the overlap with the funding fair value adjustment.
HSBC calculates a separate CVA and DVA for each legal entity, and for each counterparty to which the entity has exposure. With the exception of central clearing parties, all third-party counterparties are included in the CVA and DVA calculations, and these adjustments are not netted across Group entities.
HSBC calculates the CVA by applying the probability of default (‘PD’) of the counterparty, conditional on the non-default of HSBC, to HSBC’s expected positive exposure to the counterparty and multiplying the result by the loss expected in the event of default. Conversely, HSBC calculates the DVA by applying the PD of HSBC, conditional on the non-default of the counterparty, to the expected positive exposure of the counterparty to
HSBC and multiplying the result by the loss expected in the event of default. Both calculations are performed over the life of the potential exposure.
For most products HSBC uses a simulation methodology, which incorporates a range of potential exposures over the life of the portfolio, to calculate the expected positive exposure to a counterparty. The simulation methodology includes credit mitigants, such as counterparty netting agreements and collateral agreements with the counterparty.
The methodologies do not, in general, account for ‘wrong-way risk’. Wrong-way risk is an adverse correlation between the counterparty’s probability of default and the mark-to-market value of the underlying transaction. The risk can either be general, perhaps related to the currency of the issuer country, or specific to the transaction concerned. When there is significant wrong-way risk, a trade-specific approach is applied to reflect this risk in the valuation.
Funding fair value adjustment
The funding fair value adjustment (‘FFVA’) is calculated by applying future market funding spreads to the expected future funding exposure of any uncollateralised component of the OTC derivative portfolio. The expected future funding exposure is calculated by a simulation methodology, where available, and is adjusted for events that may terminate the exposure, such as the default of HSBC or the counterparty.
Model limitation
Models used for portfolio valuation purposes may be based upon a simplified set of assumptions that do not capture all current and future material market characteristics. In these circumstances, model limitation adjustments are adopted.
Inception profit (Day 1 P&L reserves)
Inception profit adjustments are adopted when the fair value estimated by a valuation model is based on one or more significant unobservable inputs. The accounting for inception profit adjustments is discussed in Note 1.
Fair value valuation bases

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	552	1	17,705	—	18,258	—	1	—	1
Asset-backed securities	182	198	—	—	380	—	—	—	—
Structured notes	—	—	3	—	3	—	9,113	—	9,113
Other derivatives	—	—	—	2,149	2,149	—	—	2,842	2,842
Other portfolios	2,000	6,476	2,036	—	10,512	784	3	—	787
At 31 Dec 2024	2,734	6,675	19,744	2,149	31,302	784	9,117	2,842	12,743
Private equity including strategic investments	507	7	17,640	—	18,154	—	1	—	1
Asset-backed securities	309	128	8	—	445	—	—	—	—
Structured notes	—	—	3	—	3	—	10,331	—	10,331
Other derivatives	—	—	—	2,069	2,069	—	—	2,569	2,569
Other portfolios	1,802	4,171	2,137	—	8,110	478	596	—	1,074
At 31 Dec 2023	2,618	4,306	19,788	2,069	28,781	478	10,928	2,569	13,975
Level 3 instruments are present in both ongoing and legacy businesses. Loans held for securitisation, derivatives with monolines, certain ‘other derivatives’ and predominantly all Level 3 asset-backed securities are legacy positions. HSBC has the capability to hold these positions.
Private equity including strategic investments
The fair value of a private equity investment (including strategic investments) is estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors; by reference to market valuations for similar entities quoted in an active market;
the price at which similar companies have changed ownership; or from published net asset values (‘NAV’) received. If necessary, adjustments are made to the NAV of funds to obtain the best estimate of fair value.
Asset-backed securities
While quoted market prices are generally used to determine the fair value of the asset-backed securities (‘ABSs’), valuation models are used to substantiate the reliability of the limited market data available and to identify whether any adjustments to quoted market prices are required.
For certain ABSs, such as residential mortgage-backed securities, the valuation uses an industry standard model with assumptions relating to prepayment speeds, default rates and loss severity based on collateral type, and performance, as appropriate. The valuations output is benchmarked for consistency against observable data for securities of a similar nature.
Structured notes
The fair value of Level 3 structured notes is derived from the fair value of the underlying debt security, and the fair value of the embedded derivative is determined as described in the paragraph below on derivatives. These structured notes comprise principally equity-linked notes issued by HSBC, which provide the counterparty with a return linked to the performance of equity securities and other portfolios. Examples of the unobservable parameters include long-dated equity volatilities and correlations between equity prices, and interest and foreign exchange rates.
Derivatives
OTC derivative valuation models calculate the present value of expected future cash flows, based upon ‘no arbitrage’ principles. For many vanilla derivative products, the modelling approaches used are standard across the industry. For more complex derivative products, there may be some differences in market practice. Inputs to valuation models are determined from observable market data wherever possible, including prices available from exchanges, dealers, brokers or providers of consensus pricing. Certain inputs may not be observable in the market directly, but can be determined from observable prices via model calibration procedures or estimated from historical data or other sources.
Reconciliation of fair value measurements in Level 3 of the fair value hierarchy

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	2,618	4,306	19,788	2,069	478	10,928	2,569
Total gains/(losses) recognised in profit or loss	(9)	280	896	1,037	18	496	1,268
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	280	—	1,037	18	496	1,268
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	684	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	212	—	—	—	—
– gains less losses from financial investments at fair value through other comprehensive income	(9)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(78)	(115)	(39)	(36)	(18)	(45)	(53)
– financial investments: fair value gains/(losses)	18	—	—	—	—	33	—
– exchange differences	(96)	(115)	(39)	(36)	(18)	(78)	(53)
Purchases	1,670	4,170	6,261	—	924	—	—
New issuances	—	—	—	—	—	6,521	—
Sales	(97)	(1,477)	(649)	—	(295)	—	—
Settlements[2]	(1,011)	(967)	(6,476)	(897)	(307)	(4,750)	(568)
Transfers out[3]	(438)	(429)	(278)	(777)	(29)	(6,048)	(1,346)
Transfers in3	79	907	241	753	13	2,015	972
At 31 Dec 2024	2,734	6,675	19,744	2,149	784	9,117	2,842
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2024	—	(150)	11	(1,377)	(6)	(94)	(1,343)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(150)	—	(1,377)	(6)	—	(1,343)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	11	—	—	(94)	—

At 1 Jan 2023	2,961	4,817	17,407	1,964	474	10,432	2,920
Total gains/(losses) recognised in profit or loss	(44)	266	921	692	75	97	910
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	266	—	692	75	97	910
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	921	—	—	—	—
– gains less losses from financial investments at fair value through other comprehensive income	(44)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	28	108	87	81	24	523	111
– financial investments: fair value gains/(losses)	(44)	—	—	—	—	335	—
– exchange differences	72	108	87	81	24	188	111
Purchases	353	2,276	3,555	—	291	—	—
New issuances	—	2	—	—	2	5,389	—
Sales	(290)	(2,478)	(658)	—	(320)	(2)	—
Settlements	(352)	(872)	(1,886)	(1,018)	(74)	(3,258)	(1,565)
Transfers out	(662)	(922)	(156)	(240)	(45)	(2,881)	(358)
Transfers in	624	1,109	518	590	51	628	551
At 31 Dec 2023	2,618	4,306	19,788	2,069	478	10,928	2,569
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2023	—	(152)	82	737	—	(433)	(903)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(152)	—	737	—	—	(903)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	82	—	—	(433)	—
1Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.
2Includes $3.1bn decrease from classification of the assets of our French Life Insurance business as assets held for sale.
3Includes $4.4bn of transfers out and $1.5bn of transfers in relating to enhancement of observability assessments on equity structured notes.
Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers are primarily attributable to changes in price transparency and in the assessment of observability.
Effect of changes in significant unobservable assumptions to reasonably possible alternatives

Sensitivity of fair values to reasonably possible alternative assumptions
	2024				2023
	Reflected in profit or loss		Reflected in OCI		Reflected in profit or loss		Reflected in OCI
	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes
	$m	$m	$m	$m	$m	$m	$m	$m
Derivatives, trading assets and trading liabilities[1]	481	(313)	—	—	492	(531)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	1,434	(1,141)	—	—	1,092	(1,100)	—	—
Financial investments	21	(21)	47	(50)	13	(12)	61	(66)
At 31 Dec	1,936	(1,475)	47	(50)	1,597	(1,643)	61	(66)
1‘Derivatives, trading assets and trading liabilities’ are presented as one category to reflect the manner in which these instruments are risk-managed.The sensitivity analysis for certain private equity positions has been enhanced in order to reduce dependency on historical observations and focus on current valuation uncertainty, resulting in some increases in favourable sensitivities.
The sensitivity analysis aims to measure a range of fair values consistent with the application of a 95% confidence interval. Methodologies take account of the nature of the valuation technique employed, as well as the availability and reliability of observable proxy and historical data.
When the fair value of a financial instrument is affected by more than one unobservable assumption, the above table reflects the most favourable or the most unfavourable change from varying the assumptions individually.
Key unobservable inputs to Level 3 financial instruments
The following table lists key unobservable inputs to Level 3 financial instruments and provides the range of those inputs at 31 December 2024.

Quantitative information about significant unobservable inputs in Level 3 valuations
	Fair value				2024		2023
	Assets	Liabilities	Key valuation techniques	Key unobservable inputs	Full range of inputs		Full range of inputs
	$m	$m			Lower	Higher	Lower	Higher
Private equity including strategic investments[2]	18,258	1	Price – Net asset value	Current Value/Cost	0	291	See footnote 2
Asset-backed securities	380	—
– collateralised loan/debt obligation	100	—	Market proxy	Price	0	97	0	94
– other ABSs	280	—	Market proxy	Price	0	248	0	220
Structured notes	3	9,113
– equity-linked notes	3	5,739	Model – Option model	Equity volatility	6%	70%	6%	154%
			Model – Option model	Equity correlation	15%	100%	34%	100%
– Foreign exchange-linked notes	—	1,833	Model – Option model	Foreign exchange volatility	3%	35%	1%	34%
– other structured notes	—	1,541
Derivatives	2,149	2,842
– interest rate derivatives	1,102	1,066
securitisation swaps	196	186	Model – Discounted cash flow	Prepayment rate	5%	10%	5%	10%
long-dated swaptions	71	76	Model – Option model	Interest rate volatility	9%	30%	11%	37%
other interest rate derivatives	835	804
– Foreign exchange derivatives	202	212
Foreign exchange options	154	174	Model – Option model	Foreign exchange volatility	1%	26%	1%	31%
other foreign exchange derivatives	48	38
– equity derivatives	460	638
long-dated single stock options	145	166	Model – Option model	Equity volatility	6%	118%	6%	110%
other equity derivatives	315	472
– credit derivatives	376	922
total return swaps	349	847	Market proxy	Price	0	104	0	104
other credit derivatives	27	75
– other derivatives	9	4
Other portfolios	10,512	787
– repurchase agreements	1,739	742	Model – Discounted cash flow	Interest rate curve	0%	26%	3%	8%
– bonds	4,300	27	Market proxy	Price	0	140	0	101
– other[1]	4,473	18
At 31 Dec 2024	31,302	12,743
1‘Other’ includes a range of asset holdings including loans and deposits, syndicated loans and infrastructure debt.
2‘Private equity including strategic investments’ includes private equity, private credit and private equity fund, primarily held as part of our Insurance business and for strategic investments. The analysis for private equity positions has been enhanced with the range of key unobservable inputs now quoted.
The range of values above shows the highest and lowest unobservable inputs that have been used to value significant Level 3 exposures and reflects the diversity of the underlying financial instruments in scope and subsequent differentiation in pricing.
Private equity including strategic investments
The ‘private equity’ holdings include private equity investments and private equity funds held as limited partners. The key unobservable input is the current value of the underlying positions, determined using valuation techniques in line with the International Capital Valuation Guidelines.
The inputs represented are an appropriate range of inputs normalised across different exposure types.
Prepayment rates
Prepayment rates are a measure of the anticipated future speed at which a loan portfolio will be repaid in advance of the due date. They vary according to the nature of the loan portfolio and expectations of future market conditions, and may be estimated using a variety of evidence, such as prepayment rates implied from proxy observable security prices, current or historical prepayment rates and macroeconomic modelling.
Market proxy
Market proxy pricing may be used for an instrument when specific market pricing is not available but there is evidence from instruments with common characteristics. In some cases it might be possible to identify a specific proxy, but more generally evidence across a wider range of instruments will be used to understand the factors that influence current market pricing and the manner of that influence.
Volatility
Volatility is a measure of the anticipated future variability of a market price. It varies by underlying reference market price, and by strike and maturity of the option. Certain volatilities, typically those of a longer-dated nature, are unobservable and are estimated from observable data.
The range of unobservable volatilities reflects the wide variation in volatility inputs by reference market price.
Correlation
Correlation is a measure of the inter-relationship between two market variables and is expressed as a number between minus one and one. It is used to value more complex instruments where the payout is dependent upon more than one market variable. There is a wide range of instruments for which correlation is an input, and consequently a wide range of both same-asset correlations and cross-asset correlations is used. In general, the range of same-asset correlations will be narrower than the range of cross-asset correlations.
Unobservable correlations may be estimated based upon a range of evidence, including consensus pricing services, HSBC trade prices, proxy correlations and examination of historical price relationships. The range of unobservable correlations quoted in the table reflects the wide variation in correlation inputs by market variable pair.
Credit spread
Credit spread is the premium over a benchmark interest rate required by the market to accept lower credit quality. In a discounted cash flow model, the credit spread increases the discount factors applied to future cash flows, thereby reducing the value of an asset. Credit spreads may be implied from market prices and may not be observable in more illiquid markets.
Inter-relationships between key unobservable inputs
Key unobservable inputs to Level 3 financial instruments may not be independent of each other. As described above, market variables may be correlated. This correlation typically reflects the manner in which different markets tend to react to macroeconomic or other events.
Furthermore, the effect of changing market variables on the HSBC portfolio will depend on HSBC’s net risk position in respect of each variable.
HSBC Holdings

Basis of valuing HSBC Holdings’ financial assets and liabilities measured at fair value
	2024			2023
	Level 1	Level 2	Total	Level 1	Level 2	Total
	$m	$m	$m	$m	$m	$m
Recurring fair value measurement
Assets at 31 Dec
Trading assets	709	—	709	—	—	—
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	—	61,286	61,286	—	59,879	59,879
Derivatives	—	3,054	3,054	—	3,344	3,344
Liabilities at 31 Dec
Financial liabilities designated at fair value	—	41,582	41,582	—	43,638	43,638
Derivatives	—	5,340	5,340	—	6,090	6,090

13	Fair values of financial instruments not carried at fair value

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2024
Assets
Loans and advances to banks	102,039	—	101,007	1,048	102,055
Loans and advances to customers[1]	930,658	—	11,435	906,208	917,643
Reverse repurchase agreements – non-trading	252,549	—	252,598	—	252,598
Financial investments – at amortised cost	153,973	120,843	29,493	724	151,060
Liabilities
Deposits by banks	73,997	—	74,025	—	74,025
Customer accounts	1,654,955	—	1,655,151	—	1,655,151
Repurchase agreements – non-trading	180,880	—	180,873	—	180,873
Debt securities in issue	105,785	—	105,689	954	106,643
Subordinated liabilities	25,958	—	28,262	—	28,262

At 31 Dec 2023
Assets
Loans and advances to banks	112,902	2	111,263	1,479	112,744
Loans and advances to customers	938,535	—	13,258	911,124	924,382
Reverse repurchase agreements – non-trading	252,217	—	252,243	—	252,243
Financial investments – at amortised cost	148,326	115,383	30,765	440	146,588
Liabilities
Deposits by banks	73,163	—	73,176	—	73,176
Customer accounts	1,611,647	—	1,611,795	—	1,611,795
Repurchase agreements – non-trading	172,100	—	172,081	—	172,081
Debt securities in issue	93,917	—	93,196	706	93,902
Subordinated liabilities	24,954	—	27,151	—	27,151
1Includes retained portfolio of French home and other loans following the sale of retail banking operations in France, with carrying amount of $6.9bn (2023:
$7.9bn). We reclassified the portfolio to a hold-to-collect-and-sell business model from 1 January 2025 and will measure it prospectively from the first quarter of
2025 at fair value through other comprehensive income. We expect to recognise an estimated $1bn fair value pre-tax loss in other comprehensive income on the remeasurement of these financial instruments. The valuation of this portfolio of loans may be substantially different in the event of a sale due to entity and deal-specific factors, including funding costs and the value of customer relationships (refer Note 23 for details).

Fair values of financial instruments not carried at fair value and bases of valuation – assets and disposal groups held for sale
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2024
Assets
Loans and advances to banks	144	—	144	—	144
Loans and advances to customers	977	—	11	966	977
Reverse repurchase agreements – non-trading	—	—	—	—	—
Financial investments – at amortised cost	—	—	—	—	—
Liabilities
Deposits by banks	—	—	—	—	—
Customer accounts	5,399	—	5,399	—	5,399
Repurchase agreements – non-trading	—	—	—	—	—
Debt securities in issue	—	—	—	—	—
Subordinated liabilities	—	—	—	—	—

At 31 Dec 2023
Assets
Loans and advances to banks	10,487	—	10,487	—	10,487
Loans and advances to customers	73,376	—	90	72,200	72,290
Reverse repurchase agreements – non-trading	2,723	—	2,723	—	2,723
Financial investments – at amortised cost	7,624	7,530	—	5	7,535
Liabilities
Deposits by banks	78	—	78	—	78
Customer accounts	85,950	—	86,475	—	86,475
Repurchase agreements – non-trading	2,768	—	2,768	—	2,768
Debt securities in issue	9,084	—	8,820	—	8,820
Subordinated liabilities	8	—	7	—	7
Other financial instruments not carried at fair value are typically short term in nature and reprice to current market rates frequently. Accordingly, their carrying amount is a reasonable approximation of fair value. They include cash and balances at central banks, Hong Kong Government certificates of indebtedness and Hong Kong currency notes in circulation, all of which are measured at amortised cost.
Valuation
Fair value is an estimate of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This may be different from the theoretical economic value attributed from an instrument’s cash flows over its expected future life. Our valuation methodologies and assumptions in determining fair values for which no observable market prices are available may differ from those of other companies.
Loans and advances to banks and customers
To determine the fair value of loans and advances to banks and customers, loans are segregated into portfolios of similar characteristics. Fair values are based on observable market transactions, when available. When they are unavailable, fair values are estimated using valuation models incorporating a range of input assumptions. These assumptions may include: value estimates from third-party brokers reflecting over-
the-counter trading activity; forward-looking discounted cash flow models, taking account of expected customer prepayment rates, using assumptions that HSBC believes are consistent with those that would be used by market participants in valuing such loans; recent origination pricing for similar loans; and trading inputs from other market participants including observed primary and secondary trades. From time to time, we may engage a third-party valuation specialist to measure the fair value of a pool of loans.
The fair value of loans reflects expected credit losses at the balance sheet date and estimates of market participants’ expectations of credit losses over the life of the loans, and the fair value effect of repricing between origination and the balance sheet date. For credit-impaired loans, fair value is estimated by discounting the future cash flows over the time period they are expected to be recovered.
Financial investments
The fair values of listed financial investments are determined using bid market prices. The fair values of unlisted financial investments are determined using valuation techniques that incorporate the prices and future earnings streams of equivalent quoted securities.
Deposits by banks and customer accounts
The fair values of on-demand deposits are approximated by their carrying amount. For deposits with longer-term maturities, fair values are estimated using discounted cash flows, applying current rates offered for deposits of similar remaining maturities.
Debt securities in issue and subordinated liabilities
Fair values in debt securities in issue and subordinated liabilities are determined using quoted market prices at the balance sheet date where available, or by reference to quoted market prices for similar instruments.
Repurchase and reverse repurchase agreements – non-trading
Carrying amounts of repurchase and reverse repurchase agreements that are held on a non-trading basis provide approximate fair values. This is due to the fact that balances are generally short dated.
HSBC Holdings
The methods used by HSBC Holdings to determine fair values of financial instruments for the purposes of measurement and disclosure are described above.

Fair values of HSBC Holdings’ financial instruments not carried at fair value on the balance sheet
	2024		2023
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Assets at 31 Dec
Loans and advances to HSBC undertakings	37,677	38,359	27,354	27,878
Financial investments – at amortised cost	10,328	10,335	19,558	19,531
Liabilities at 31 Dec
Debt securities in issue	64,320	65,123	65,239	65,172
Subordinated liabilities	23,548	25,911	24,439	26,651
1Fair values (other than Financial investments which are Level 1) were determined using valuation techniques with observable inputs (Level 2).